UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NXJ
Nuveen New Jersey Quality Muncipal Income Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 150.0% (100.0% of Total Investments)
	Consumer Discretionary – 0.5% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 2,460	5.000%, 1/01/32	2/19 at 100.00	Caa2	$1,874,077
1,485	5.125%, 1/01/37	2/19 at 100.00	Caa2	1,061,612
3,945	Total Consumer Discretionary			2,935,689
	Consumer Staples – 4.5% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,005	4.000%, 6/01/37	6/28 at 100.00	A-	7,760,447
965	5.000%, 6/01/46	6/28 at 100.00	BBB+	999,673
11,680	5.250%, 6/01/46	6/28 at 100.00	BBB+	12,396,918
6,930	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	6,949,196
27,580	Total Consumer Staples			28,106,234
	Education and Civic Organizations – 21.5% (14.4% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	1,910,093
1,000	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/50	1/28 at 100.00	BBB-	1,034,620
175	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	167,027
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,307,852
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2017:
500	5.000%, 6/01/32	12/27 at 100.00	A	571,675
820	3.000%, 6/01/32	12/27 at 100.00	A	763,838
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, 13.213%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	Aa3	3,413,334
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	AA-	2,688,394
3,250	5.000%, 7/01/43	7/23 at 100.00	AA-	3,520,075

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	$1,133,506
5,950	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	6,441,767
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	AA-	2,675,167
1,600	5.000%, 7/01/33	7/25 at 100.00	AA-	1,778,096
1,000	5.000%, 7/01/34	7/25 at 100.00	AA-	1,108,800
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	A3	1,566,945
1,000	5.375%, 7/01/41	7/20 at 100.00	A3	1,045,280
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0099, 10.252%, 7/01/39, 144A (IF)	7/21 at 100.00	AAA	5,235,379
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0149, 10.505%, 7/01/44, 144A (IF) (4)	7/24 at 100.00	AAA	5,365,840
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	590,497
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,125,096
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,150	5.000%, 7/01/32	7/21 at 100.00	Baa2	1,186,938
740	5.000%, 7/01/37	7/21 at 100.00	Baa2	758,278
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
330	3.750%, 7/01/37	7/27 at 100.00	Baa2	304,148
3,830	4.000%, 7/01/42	7/27 at 100.00	Baa2	3,548,112
4,205	5.000%, 7/01/47	7/27 at 100.00	Baa2	4,423,366
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/35	7/25 at 100.00	A-	1,322,328
775	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2017D, 3.500%, 7/01/44	7/27 at 100.00	A-	723,284
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D:
685	5.000%, 7/01/38	7/23 at 100.00	A-	747,431
1,935	5.000%, 7/01/43	7/23 at 100.00	A-	2,100,965
1,970	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/46	7/26 at 100.00	A-	1,623,181

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
$ 1,060	5.000%, 7/01/37	7/27 at 100.00	A-	$1,175,561
2,500	5.000%, 7/01/42	7/27 at 100.00	A-	2,741,950
3,160	5.000%, 7/01/47	7/27 at 100.00	A-	3,447,718
1,050	4.000%, 7/01/47	7/27 at 100.00	A-	1,048,520
1,690	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	A-	1,802,520
975	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	926,045
4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2015C, 5.000%, 7/01/40	7/25 at 100.00	A2	4,990,920
	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B:
2,000	5.000%, 7/01/42 – AGM Insured	7/27 at 100.00	AA	2,205,940
2,420	5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	2,655,224
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A:
2,500	3.750%, 12/01/30 (Alternative Minimum Tax)	6/28 at 100.00	Aaa	2,473,700
2,560	4.000%, 12/01/32 (Alternative Minimum Tax)	6/28 at 100.00	Aaa	2,601,472
2,000	4.000%, 12/01/33 (Alternative Minimum Tax)	6/28 at 100.00	Aaa	2,027,860
2,135	4.000%, 12/01/35 (Alternative Minimum Tax)	6/28 at 100.00	Aaa	2,149,860
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
6,180	3.500%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	Aaa	5,983,414
1,430	4.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	Aaa	1,426,082
785	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	Aaa	803,942
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	1,002,528
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aaa	927,946
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
2,855	4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	2,957,751
940	4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	973,079
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	541,000
1,030	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A, 3.750%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	1,046,264

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
$ 5,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/24 at 100.00	Aaa	$5,171,500
2,575	4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	Aaa	2,621,659
6,855	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	6,895,993
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151:
966	7.005%, 12/01/23 (Alternative Minimum Tax), 144A (IF) (4)	12/22 at 100.00	Aaa	1,047,888
865	7.036%, 12/01/24 (Alternative Minimum Tax), 144A (IF) (4)	12/22 at 100.00	Aaa	932,453
590	7.508%, 12/01/25 (Alternative Minimum Tax), 144A (IF) (4)	12/22 at 100.00	Aaa	633,182
175	8.000%, 12/01/26 (Alternative Minimum Tax), 144A (IF) (4)	12/22 at 100.00	Aaa	185,976
2,185	9.039%, 12/01/27 (Alternative Minimum Tax), 144A (IF)	12/23 at 100.00	Aaa	2,465,073
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 15.334%, 6/01/30, 144A (IF) (4)	6/19 at 100.00	AA	2,132,500
400	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A1	428,044
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	2,545,916
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 13.225%, 5/01/43, 144A (IF) (4)	5/23 at 100.00	Aa3	2,999,830
126,006	Total Education and Civic Organizations			135,150,622
	Financials – 1.2% (0.8% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
5,225	5.750%, 10/01/21	No Opt. Call	Ba2	5,447,899
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,712,190
6,725	Total Financials			7,160,089
	Health Care – 20.4% (13.6% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	2/24 at 100.00	BBB+	193,576
220	5.000%, 2/15/26	2/24 at 100.00	BBB+	241,952
1,320	5.000%, 2/15/27	2/24 at 100.00	BBB+	1,442,800
1,385	5.000%, 2/15/28	2/24 at 100.00	BBB+	1,506,465
1,385	5.000%, 2/15/29	2/24 at 100.00	BBB+	1,499,678
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,671,825
3,040	5.000%, 2/15/33	2/24 at 100.00	BBB+	3,241,795
1,000	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,062,650
1,950	5.000%, 2/15/35	2/24 at 100.00	BBB+	2,067,507

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	$6,550,302
225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	2/19 at 100.00	AA-	225,574
2,500	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 2016-XG0047, 15.218%, 7/01/38 – AGC Insured, 144A (IF) (4)	7/19 at 100.00	AA	2,700,950
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,122,880
3,425	6.250%, 7/01/35	7/21 at 100.00	BB+	3,632,212
3,550	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	2/19 at 100.00	BB+	3,557,845
1,145	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	A+	1,247,214
2,525	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	2,523,813
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	10,745,500
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
1,200	5.000%, 7/01/28	7/27 at 100.00	AA-	1,397,220
4,140	5.000%, 7/01/57	7/27 at 100.00	AA-	4,510,737
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A+	2,184,095
1,310	4.000%, 7/01/45	7/24 at 100.00	A+	1,286,682
12,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	A2	13,163,080
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/22 at 100.00	AA-	3,278,610
3,000	5.000%, 7/01/26	7/22 at 100.00	AA-	3,273,210
2,500	5.000%, 7/01/27	7/22 at 100.00	AA-	2,723,175
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,590,563
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	AA	934,464
1,055	5.000%, 7/01/33	7/26 at 100.00	AA	1,181,874
1,370	5.000%, 7/01/34	7/26 at 100.00	AA	1,526,660

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
$ 4,235	5.000%, 7/01/39	7/24 at 100.00	A+	$4,621,910
5,955	5.000%, 7/01/43	7/24 at 100.00	A+	6,435,152
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A+	4,356,542
780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	863,827
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
1,600	3.000%, 7/01/32	7/26 at 100.00	BBB-	1,362,368
1,135	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,129,461
1,600	5.000%, 7/01/35	7/26 at 100.00	BBB-	1,708,880
2,700	5.000%, 7/01/36	7/26 at 100.00	BBB-	2,869,803
3,095	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,251,452
5,600	4.000%, 7/01/48	7/26 at 100.00	BBB-	5,237,792
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	2,355,857
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,063,998
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,221,471
120,320	Total Health Care			127,763,421
	Housing/Multifamily – 3.5% (2.3% of Total Investments)
1,845	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	1,932,268
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	BBB-	1,958,083
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	6,135,750
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,165	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,218,887
1,235	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,263,763
1,235	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,261,441
4,320	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	4,326,653

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D:
$ 1,125	3.900%, 11/01/32 (Alternative Minimum Tax)	5/26 at 100.00	AA-	$1,135,800
1,750	4.250%, 11/01/37 (Alternative Minimum Tax)	5/26 at 100.00	AA-	1,765,453
21,650	Total Housing/Multifamily			21,998,098
	Housing/Single Family – 5.0% (3.3% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A:
8,330	4.450%, 10/01/25	4/21 at 100.00	Aa2	8,648,456
8,340	4.650%, 10/01/29	4/21 at 100.00	Aa2	8,599,124
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
6,915	3.600%, 4/01/33	10/27 at 100.00	AA	6,935,537
3,700	3.750%, 10/01/35	10/27 at 100.00	AA	3,690,713
3,695	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (Alternative Minimum Tax)	10/27 at 100.00	AA	3,655,648
30,980	Total Housing/Single Family			31,529,478
	Long-Term Care – 2.5% (1.7% of Total Investments)
7,835	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	2/19 at 100.00	N/R	7,384,723
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	505,762
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	5,135,450
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	1,481,952
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	1,404,890
16,205	Total Long-Term Care			15,912,777
	Tax Obligation/General – 6.6% (4.4% of Total Investments)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	2,448,657
2,920	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured, (WI/DD, Settling 12/13/18)	10/28 at 100.00	AA	2,942,601
680	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	647,027

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
$ 1,340	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	$1,299,103
1,110	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	1,079,397
1,255	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	1,214,928
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
375	3.250%, 8/01/34	8/25 at 100.00	AA	360,844
1,040	5.000%, 8/01/42	8/25 at 100.00	AA	1,143,230
325	Hudson County, New Jersey, General Obligation Bonds, County College, Refunding Series 2017, 4.000%, 2/15/27	No Opt. Call	AA	358,137
	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A:
1,000	5.000%, 11/01/29	11/27 at 100.00	AA-	1,159,390
550	5.000%, 11/01/30	11/27 at 100.00	AA-	634,249
515	5.000%, 11/01/31	11/27 at 100.00	AA-	591,791
440	5.000%, 11/01/33	11/27 at 100.00	AA-	504,306
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA-	1,147,289
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA-	2,067,667
2,280	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA-	2,519,491
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	848,555
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	503,995
610	5.000%, 9/01/29	9/22 at 100.00	A+	660,929
300	5.000%, 9/01/31	9/22 at 100.00	A+	324,492
250	3.625%, 9/01/34	9/22 at 100.00	A+	250,550
2,190	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	2,234,085
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 2/15/34	2/25 at 100.00	AA-	1,116,440
1,395	5.000%, 2/15/35	2/25 at 100.00	AA-	1,553,249
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	5,574,843
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,678,827
2,170	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	2,204,091

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,515	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	$1,812,970
1,435	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 9/01/28 – BAM Insured	9/24 at 100.00	AA	1,506,879
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2010, 5.000%, 7/15/19	No Opt. Call	AA+	101,955
39,000	Total Tax Obligation/General			41,489,967
	Tax Obligation/Limited – 35.3% (23.5% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	4,489,947
4,150	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	4,647,502
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	2,453,880
3,015	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	3,542,233
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	A	5,242,437
3,020	5.125%, 1/01/42	1/22 at 100.00	A	3,108,879
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	520,965
1,110	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Plaza Project, Refunding Series 2013, 3.250%, 4/01/35	4/22 at 100.00	Aa3	1,074,458
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
10,310	5.000%, 5/01/46	5/26 at 100.00	AA	11,357,805
3,700	5.250%, 5/01/51	5/26 at 100.00	AA	4,116,546
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
310	5.000%, 6/15/21	No Opt. Call	BBB+	326,703
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	6,810,240
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,691,097
7,945	5.000%, 6/15/28	6/22 at 100.00	BBB+	8,369,899
415	5.000%, 6/15/29	6/22 at 100.00	BBB+	436,207
	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B:
370	4.125%, 6/15/39 – BAM Insured	12/28 at 100.00	AA	370,263
5,425	4.500%, 6/15/40	12/28 at 100.00	A-	5,406,718
5,570	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	5,414,151

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
$ 405	5.125%, 6/15/27	2/19 at 100.00	Baa3	$405,219
740	5.125%, 6/15/37	2/19 at 100.00	Baa3	740,266
6,385	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/27	6/24 at 100.00	A-	6,857,937
12,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	A-	12,646,800
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	A-	5,407,950
6,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	A-	6,627,180
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
1,130	5.000%, 6/15/29	6/26 at 100.00	A+	1,250,650
655	5.000%, 6/15/30	6/26 at 100.00	A+	721,312
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A-	19,322,105
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A-	8,941,023
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
37,565	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	20,994,703
39,090	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	20,805,652
5,160	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	2,604,820
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A-	7,730,380
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
145	6.000%, 6/15/35	6/21 at 100.00	A-	155,966
1,520	5.500%, 6/15/41	6/21 at 100.00	A-	1,594,054
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
285	5.500%, 6/15/31	6/21 at 100.00	A-	302,123
4,480	5.250%, 6/15/36	6/21 at 100.00	A-	4,684,154
80	5.000%, 6/15/37	6/21 at 100.00	A-	82,774
1,965	5.000%, 6/15/42	6/21 at 100.00	A-	2,026,485
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
1,150	5.000%, 12/15/35	12/28 at 100.00	A-	1,223,370
440	5.000%, 12/15/36	12/28 at 100.00	A-	465,678
4,715	4.250%, 12/15/38	12/28 at 100.00	A-	4,571,617

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	$3,897,095
4,005	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa2	3,954,056
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	18.282%, 5/01/28, 144A (IF) (4)	No Opt. Call	Aaa	594,413
285	18.338%, 5/01/29, 144A (IF) (4)	No Opt. Call	Aaa	606,403
200	18.338%, 5/01/30, 144A (IF) (4)	No Opt. Call	Aaa	435,296
370	18.164%, 5/01/31, 144A (IF) (4)	No Opt. Call	Aaa	819,498
385	18.255%, 5/01/32, 144A (IF) (4)	No Opt. Call	Aaa	880,868
400	18.258%, 5/01/33, 144A (IF) (4)	No Opt. Call	Aaa	930,396
415	18.338%, 5/01/34, 144A (IF) (4)	No Opt. Call	Aaa	981,940
3,975	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Tender Option Trust 2016-XG0057, 13.123%, 3/01/34, 144A (IF) (4)	No Opt. Call	AA+	6,942,854
258,655	Total Tax Obligation/Limited			221,584,967
	Transportation – 27.8% (18.5% of Total Investments)
5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	2/19 at 100.00	Baa2	5,565,207
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	2,579,592
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,416,700
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	5,971,282
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,526,102
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,039,850
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,923,945
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
2,820	5.000%, 7/01/42	7/27 at 100.00	A1	3,150,871
10,210	5.000%, 7/01/47	7/27 at 100.00	A1	11,359,748
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A:
2,150	5.000%, 7/01/24	7/22 at 100.00	A1	2,346,553
650	4.000%, 7/01/26	7/22 at 100.00	A1	680,186
625	4.000%, 7/01/27	7/22 at 100.00	A1	651,631
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	7,609,971

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
$ 1,800	5.000%, 1/01/24	1/23 at 100.00	A	$1,967,436
1,635	5.000%, 1/01/25	1/23 at 100.00	A	1,779,812
1,875	5.000%, 1/01/26	1/23 at 100.00	A	2,032,781
3,595	5.000%, 1/01/27	1/23 at 100.00	A	3,880,227
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)	1/24 at 100.00	BBB	5,989,512
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/19 at 100.00	BB	1,071,010
1,800	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB	1,940,130
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB	2,516,918
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
5,660	5.000%, 10/01/37 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	6,003,562
7,440	5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	7,807,536
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,287,280
5,750	5.000%, 9/15/21	No Opt. Call	A	6,113,802
6,570	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	7,096,454
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	3,705,953
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,324,698
3,625	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 12.284%, 1/01/43, 144A (IF) (4)	7/22 at 100.00	AA-	4,952,765
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	2/19 at 100.00	A2	2,756,242
7,235	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	7,946,924
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)	1/23 at 100.00	AA-	5,011,100
3,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Ninth Series 2018, 5.000%, 7/15/32	7/28 at 100.00	AA-	4,096,680
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
16,150	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/18 at 100.00	Baa1	16,751,749
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/18 at 100.00	Baa1	12,582,328
162,240	Total Transportation			174,436,537

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 11.1% (7.4% of Total Investments) (5)
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
$ 5,005	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	A+	$5,169,264
1,000	5.000%, 1/01/40 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	AA	1,032,820
25	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	28,049
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
3,870	5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	4,087,533
2,100	5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	2,221,863
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	25,576
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	102,305
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	5,130
30	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	30,873
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
4,165	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	4,529,979
3,375	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,706,661
1,500	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,647,405
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
555	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	626,218
2,570	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	2,905,745
275	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	313,258
1,285	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,466,776
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	8,348,181
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare's Hospital, Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)	No Opt. Call	AA	3,997,571
175	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	192,832
1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,719,799
7,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35 (Pre-refunded 1/01/20)	1/20 at 100.00	A+	7,750,200
1,650	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3	1,729,084

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
$ 1,455	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	$1,595,306
225	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	246,697
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2	14,141,318
2,100	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42 (Pre-refunded 5/01/20)	5/20 at 100.00	Aa2	2,189,712
67,860	Total U.S. Guaranteed			69,810,155
	Utilities – 4.9% (3.3% of Total Investments)
13,500	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax), 144A	7/20 at 100.00	BB-	13,537,800
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	1,635,813
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,026,770
1,225	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,260,991
5,100	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A+	5,297,217
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,108,054
2,700	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	3,216,213
2,530	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB-	2,652,781
29,605	Total Utilities			30,735,639
	Water and Sewer – 5.2% (3.5% of Total Investments)
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,460	5.000%, 10/01/23	No Opt. Call	A+	1,629,214
15,670	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	15,751,641
1,650	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31	9/21 at 100.00	AAA	1,660,477
6,270	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 2016-XF0395, 5.715%, 9/01/21, 144A (IF) (4)	No Opt. Call	AAA	6,935,435

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
$ 2,365	5.000%, 6/01/27	6/22 at 100.00	A	$2,553,751
3,775	5.000%, 6/01/42	6/22 at 100.00	A	4,022,980
31,190	Total Water and Sewer			32,553,498
$ 941,961	Total Long-Term Investments (cost $908,818,423)			941,167,171
	Floating Rate Obligations – (1.4)%			(9,005,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (49.8)% (6)			(312,425,198)
	Other Assets Less Liabilities – 1.2% (7)			7,707,525
	Net Asset Applicable to Common Shares – 100%			$ 627,444,498
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$9,500,000	Receive	3-Month LIBOR	3.050%	Semi-Annually	6/04/19	6/04/29	$19,737	$490	$19,247	$(17,632)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$941,167,171	$ —	$941,167,171
Investments in Derivatives:
Interest Rate Swaps*	—	19,247	—	19,247
Total	$ —	$941,186,418	$ —	$941,186,418

*	Represents net unrealized appreciation (depreciation).

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$899,000,713
Gross unrealized:
Appreciation	$ 40,035,888
Depreciation	(6,874,461)
Net unrealized appreciation (depreciation) of investments	$ 33,161,427

Tax cost of swaps	$ 490
Net unrealized appreciation (depreciation) of swaps	19,247
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 33.2%.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen New Jersey Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: January 29, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2019